Document And Entity Information	Oct. 10, 2025
Document Information Line Items
Entity Central Index Key	0002076192
Document Type	S-1/A
Amendment Description	Amendment No. 3
Entity Registrant Name	Westin Acquisition Corp
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true